Fair Value of Financial Instruments and Derivatives Instruments - Details of Interest Rate Swap Transactions (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Interest Rate Swap, Expiring September 30, 2024, Fixed Rate 0.990%
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.99%
Interest rate swap, notional amount	$ 10,000	$ 10,000
Interest Rate Swap, Expiring September 30, 2024, Fixed Rate 0.900%
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.90%
Interest rate swap, notional amount	$ 10,000	10,000
Interest Rate Swap, Expiring September 30, 2024, Fixed Rate 0.800%
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.80%
Interest rate swap, notional amount	$ 10,000	10,000
Interest Rate Swap, Expiring September 30, 2024, Fixed Rate 0.650%
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.65%
Interest rate swap, notional amount	$ 20,000	20,000
Interest Rate Swap, Expiring September 30, 2024, Fixed Rate 0.600%
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.60%
Interest rate swap, notional amount	$ 10,000	10,000
Interest Rate Swap, Expiring May 5, 2025, Fixed Rate 0.400%, Inception May 5, 2020
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.40%
Interest rate swap, notional amount	$ 10,000	10,000
Interest Rate Swap, Expiring May 5, 2025, Fixed Rate 0.400%, Inception July 10, 2020
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.40%
Interest rate swap, notional amount	$ 10,000	10,000
Interest Rate Swap, Expiring May 5, 2025, Fixed Rate 0.380%, Inception July 10, 2020
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.38%
Interest rate swap, notional amount	$ 10,000	10,000
Interest Rate Swap, Expiring May 5, 2025, Fixed Rate 0.380%, Inception July 14, 2020
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.38%
Interest rate swap, notional amount	$ 10,000	10,000
Interest Rate Swap, Expiring June 4, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.50%
Interest rate swap, notional amount	$ 10,000	10,000
Interest Rate Swap, Expiring June 11, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.45%
Interest rate swap, notional amount	$ 10,000	10,000
Interest Rate Swap, Expiring June 15, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.40%
Interest rate swap, notional amount	$ 10,000	10,000
Interest Rate Swap, Expiring June 30, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.425%
Interest rate swap, notional amount	$ 10,000	10,000
Interest Rate Swap, Expiring July 1, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.38%
Interest rate swap, notional amount	$ 10,000	10,000
Interest Rate Swap, Expiring July 9, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.36%
Interest rate swap, notional amount	$ 10,000	10,000
Interest Rate Swap, Expiring July 16, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.35%
Interest rate swap, notional amount	$ 10,000	10,000
Interest Rate Swap, Expiring July 30, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.33%
Interest rate swap, notional amount	$ 10,000	10,000
Interest Rate Swap, Expiring August 3, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.37%
Interest rate swap, notional amount	$ 10,000	10,000
Interest Rate Swap, Expiring December 31, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.745%
Interest rate swap, notional amount	$ 30,000	0
Interest Rate Swap, Expiring May 10, 2026
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.95%
Interest rate swap, notional amount	$ 50,000	0
Interest Rate Swap, Expiring May 10, 2026, Fixed Rate 0.829%
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.829%
Interest rate swap, notional amount	$ 10,000	0
Interest Rate Swap, Expiring May 10, 2026, Fixed Rate 0.770%
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.77%
Interest rate swap, notional amount	$ 20,000	0
Interest Rate Swap
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Interest rate swap, notional amount	$ 352,286	244,312
Shikokupente | Interest Rate Swap, Expiring August 1, 2023
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.275%
Interest rate swap, notional amount	$ 12,288	12,927
Shikokuennia | Interest Rate Swap, Expiring October 20, 2023
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.35%
Interest rate swap, notional amount	$ 12,998	14,385
Maxpente | Interest Rate Swap, Expiring August 27, 2024
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.322%
Interest rate swap, notional amount	$ 10,150	10,150
Maxenteka | Interest Rate Swap, Expiring August 27, 2024
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.322%
Interest rate swap, notional amount	$ 9,500	9,500
Maxeikositessera | Interest Rate Swap, Expiring August 27, 2024
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed interest rate	0.322%
Interest rate swap, notional amount	$ 7,350	$ 7,350